-----------------------------
                                                   OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number: 3235-0578

                                                   Expires: February 28, 2006

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                                                   hours per response: 20.00
                                                   -----------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-10529
                                   ----------------------------------------

                                  The GKM Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  11150 Santa Monica Boulevard, Suite 850    Los Angeles, California    23226
--------------------------------------------------------------------------------
              (Address of principal executive offices)                (Zip code)

                                 Timothy J. Wahl

GKM Advisers, LLC 11150  Santa Monica Boulevard, Suite 850 Los Angeles, CA 23226
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (310) 268-2605
                                                     ----------------------

Date of fiscal year end:        July 31, 2006
                          ----------------------------------

Date of reporting period:       October 31, 2005
                          ----------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


THE GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
================================================================================
   SHARES    COMMON STOCKS -  99.8%                                     VALUE
--------------------------------------------------------------------------------

             AIR FREIGHT AND COURIERS - 2.6%
      5,300  FedEx Corporation                                      $   487,229
      5,700  United Parcel Service, Inc. - Class B                      415,758
                                                                    -----------
                                                                        902,987
                                                                    -----------
             BANKS - 0.5%
      2,800  Wells Fargo & Company                                      168,560
                                                                    -----------

             BIOTECHNOLOGY - 5.6%
      5,300  Amgen, Inc.*                                               401,528
     11,400  Covance, Inc.*                                             554,610
      9,500  Dionex Corporation*                                        460,085
      3,000  Genzyme Corporation*                                       216,900
     11,600  ID Biomedical Corporation*                                 338,604
                                                                    -----------
                                                                      1,971,727
                                                                    -----------
             CHEMICALS - 4.9%
      9,500  International Flavors & Fragrances, Inc.                   313,405
     11,800  Scotts Miracle-Gro Company (The) - Class A               1,035,922
      6,300  Sigma-Aldrich Corporation                                  401,310
                                                                    -----------
                                                                      1,750,637
                                                                    -----------
             COMMERCIAL SERVICES AND SUPPLIES - 5.9%
      3,300  Automatic Data Processing, Inc.                            153,978
     12,700  Ecolab, Inc.                                               420,116
     12,700  Manpower, Inc.                                             575,056
     11,700  Pitney Bowes, Inc.                                         492,336
     14,700  Waste Management, Inc.                                     433,797
                                                                    -----------
                                                                      2,075,283
                                                                    -----------
             COMMUNICATIONS EQUIPMENT - 3.3%
     21,100  Corning, Inc.*                                             423,899
     13,700  QUALCOMM, Inc.                                             544,712
     19,500  Tellabs, Inc.*                                             186,420
                                                                    -----------
                                                                      1,155,031
                                                                    -----------
             COMPUTERS AND PERIPHERALS - 3.3%
     11,600  Intergraph Corporation*                                    561,208
      7,400  International Business Machines Corporation                605,912
                                                                    -----------
                                                                      1,167,120
                                                                    -----------
             DIVERSIFIED FINANCIALS - 2.3%
      5,300  Bear Stearns Companies, Inc. (The)                         560,740
      2,200  Lehman Brothers Holdings, Inc.                             263,274
                                                                    -----------
                                                                        824,014
                                                                    -----------
             DIVERSIFIED TELECOMMUNICATIONS SERVICES - 1.8%
     37,200  Nokia Corporation - ADR                                    625,704
                                                                    -----------

THE GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
   SHARES    COMMON STOCKS -  99.8% (Continued)                         VALUE
--------------------------------------------------------------------------------
             ELECTRICAL EQUIPMENT - 1.5%
     18,900  Trimble Navigation Ltd.*                               $   545,643
                                                                    -----------

             ELECTRONIC EQUIPMENT AND INSTRUMENTS - 7.7%
     10,600  Diebold, Inc.                                              383,084
     40,000  Flextronics International Ltd.*                            371,600
      8,400  Garmin Ltd.                                                482,412
      8,600  Harman International Industries, Inc.                      858,796
     24,800  LoJack Corporation*                                        471,448
     20,091  Symbol Technologies, Inc.                                  166,755
                                                                    -----------
                                                                      2,734,095
                                                                    -----------
             FOOD AND DRUG RETAILING - 2.2%
     10,500  Sysco Corporation                                          335,055
      3,200  Whole Foods Market, Inc.                                   461,216
                                                                    -----------
                                                                        796,271
                                                                    -----------
             FOOD PRODUCTS - 0.7%
      4,200  Hershey Company (The)                                      238,686
                                                                    -----------

             HEALTH CARE EQUIPMENT AND SUPPLIES - 9.6%
      8,600  Bausch & Lomb, Inc.                                        638,034
     12,700  Henry Schein, Inc.*                                        503,428
     20,000  Medtronic, Inc.                                          1,133,200
     10,500  Patterson Companies, Inc.*                                 434,490
     16,000  STERIS Corporation                                         364,960
      7,500  Stryker Corporation                                        308,025
                                                                    -----------
                                                                      3,382,137
                                                                    -----------
             HEALTH CARE PROVIDERS AND SERVICES - 1.4%
      8,800  UnitedHealth Group, Inc.                                   509,432
                                                                    -----------

             HOTELS, RESTAURANTS & LEISURE - 2.1%
      7,200  Harrah's Entertainment, Inc.                               435,456
     15,900  Hilton Hotels Corporation                                  309,255
                                                                    -----------
                                                                        744,711
                                                                    -----------
             INDUSTRIAL CONGLOMERATES - 2.6%
      7,300  3M Company                                                 554,654
     10,800  General Electric Company                                   366,228
                                                                    -----------
                                                                        920,882
                                                                    -----------

             INFORMATION TECHNOLOGY CONSULTING
             AND SERVICES - 2.8%
     17,900  Accenture Ltd. - Class A                                   470,949
      9,500  Affiliated Computer Services, Inc. - Class A*              514,045
                                                                    -----------
                                                                        984,994
                                                                    -----------

THE GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)

================================================================================
   SHARES    COMMON STOCKS -  99.8% (Continued)                         VALUE
--------------------------------------------------------------------------------
             INTERNET SOFTWARE AND SERVICES - 5.0%
     24,000  Cisco Systems, Inc.*                                   $   418,800
      3,600  Google, Inc.*                                            1,339,704
                                                                    -----------
                                                                      1,758,504
                                                                    -----------
             MACHINERY - 2.1%
      2,600  Caterpillar, Inc.                                          136,734
      4,000  Ingersoll-Rand Company Ltd. - Class A                      151,160
     18,100  Pall Corporation                                           473,496
                                                                    -----------
                                                                        761,390
                                                                    -----------
             MEDIA - 4.0%
     13,500  Comcast Corporation - Class A*                             375,705
     10,300  McGraw-Hill Companies, Inc. (The)                          504,082
     10,500  Meredith Corporation                                       523,950
                                                                    -----------
                                                                      1,403,737
                                                                    -----------
             METALS AND MINING - 0.8%
      4,500  Nucor Corporation                                          269,325
                                                                    -----------

             PERSONAL PRODUCTS - 0.7%
      5,500  Alberto-Culver Company                                     238,755
                                                                    -----------

             PHARMACEUTICALS - 8.2%
     11,700  Abbott Laboratories                                        503,685
     27,400  deCODE genetics, Inc.*                                     238,928
     16,000  Eli Lilly & Company                                        796,640
      3,200  Johnson & Johnson                                          200,384
     11,600  Novartis AG - ADR                                          624,312
      1,000  Roche Holding AG - ADR                                      74,950
     12,600  Teva Pharmaceutical Industries Ltd. - ADR                  480,312
                                                                    -----------
                                                                      2,919,211
                                                                    -----------

             SEMICONDUCTOR EQUIPMENT AND PRODUCTS - 3.0%
     33,000  Applied Materials, Inc.                                    540,540
     13,700  Intel Corporation                                          321,950
      7,400  Texas Instruments, Inc.                                    211,270
                                                                    -----------
                                                                      1,073,760
                                                                    -----------
             SOFTWARE - 8.3%
     19,000  Adobe Systems, Inc.                                        612,750
     21,200  Citrix Systems, Inc.*                                      584,484
      2,200  Electronic Arts, Inc.*                                     125,136
     35,000  Microsoft Corporation                                      899,500
     20,000  Oracle Corporation*                                        253,600
     10,500  SAP AG - ADR                                               450,870
                                                                    -----------
                                                                      2,926,340
                                                                    -----------

THE GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
   SHARES    COMMON STOCKS -  99.8% (Continued)                         VALUE
--------------------------------------------------------------------------------
             SPECIALTY RETAIL - 3.7%
     13,700  Bed Bath & Beyond, Inc.*                               $   555,124
     17,250  Men's Wearhouse, Inc. (The)*                               426,075
     13,700  PETsMART, Inc.                                             321,950
                                                                    -----------
                                                                      1,303,149
                                                                    -----------
             TEXTILES AND APPAREL - 0.9%
      3,700  Nike, Inc. - Class B                                       310,985
                                                                    -----------

             TRADING COMPANIES AND DISTRIBUTORS - 1.4%
      7,300  Grainger (W.W.), Inc.                                      488,954
                                                                    -----------

             WIRELESS TELECOMMUNICATIONS SERVICES - 0.9%
     12,700  Amdocs Ltd.*                                               336,169
                                                                    -----------

             TOTAL COMMON STOCKS (Cost $28,712,192)                 $35,288,193
                                                                    -----------


================================================================================
   SHARES    MONEY MARKET FUNDS - 0.3%                                  VALUE
--------------------------------------------------------------------------------
    107,780  First American Treasury Obligation Fund - Class Y
               (Cost $107,780)                                      $   107,780
                                                                    -----------

             TOTAL INVESTMENTS AT VALUE - 100.1% (Cost $28,819,972) $35,395,973

             LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)            (22,142)
                                                                    -----------

             NET ASSETS - 100.0%                                    $35,373,831
                                                                    ===========


* Non-income producing security
ADR - American Depositary Receipt

See accompanying notes to portfolio of investments.

THE GKM FUNDS
GKM GROWTH FUND
NOTES TO PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

1.   SECURITIES VALUATION

     Equity securities of the GKM Growth Fund generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when GKM Advisers, LLC (the "Adviser") believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of The GKM Funds.

2.   SECURITY TRANSACTIONS

     Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.   FEDERAL INCOME TAX

     The following is computed on a tax basis for each item as of October 31, 2005:

                Cost of portfolio investments            $  28,819,972
                                                         =============

                Gross unrealized appreciation            $   7,608,887
                Gross unrealized depreciation               (1,032,886)
                                                         -------------

                Net unrealized appreciation              $   6,576,001
                                                         =============

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The GKM Funds
             ---------------------------------------------------


By (Signature and Title)*    /s/ Timothy J. Wahl
                           ------------------------------------------------

                           Timothy J. Wahl, President

Date     December 12, 2005
      ---------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Timothy J. Wahl
                           -------------------------------------------

                           Timothy J. Wahl, President

Date     December 12, 2005
      ---------------------------------


By (Signature and Title)*    /s/ Mark J. Seger
                           -------------------------------------------

                           Mark J. Seger, Treasurer

Date     December 12, 2005
      ---------------------------------


* Print the name and title of each signing officer under his or her signature.